Finance Cost and Income - Summary of Finance Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Finance Income [abstract]
Interest income	$ 152	$ 155
Mark-to-market gains on derivatives related to the hedging of share-based payment programs	1,124
Net gains from hedge ineffectiveness	8
Hyperinflation monetary adjustments	48
Other financial income	14	69
Finance income before non-recurring, Total	1,346	224
Exceptional finance income	1,247
Finance income	$ 2,593	$ 224